Supplemental Balance Sheet Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Supplemental Balance Sheet Information
Schedule of components of inventory

	June 30,	December 31,
	2024	2023
Raw materials	$872	$1,020
Sub-assemblies	1,219	1,379
Finished goods	1,155	1,342
Total inventory	$3,246	$3,741

	December 31,	December 31,
	2023	2022
Raw materials	$1,020	$832
Sub-assemblies	1,379	864
Finished goods	1,342	1,915
Total inventory	$3,741	$3,611

Schedule of components of prepaid expenses and other current assets

	June 30,	December 31,
	2024	2023
Prepaid insurance	$149	$110
Professional services	45	—
Patents	7	13
Prepaid advertising and marketing	35	41
Taxes	15	47
Other current assets	55	126
Total prepaid expenses and other current assets	$306	$337

	December 31,	December 31,
	2023	2022
Prepaid insurance	$110	$78
Patents	13	—
Prepaid advertising and marketing	41	3
Taxes	47	—
Other current assets	126	84
Total prepaid expenses and other current assets	$337	$165

Schedule of components of accrued and other liabilities

	June 30,	December 31,
	2024	2023
Payroll and benefits	$636	$701
Accrued legal settlements	—	200
Customer deposits	723	639
Taxes	58	61
Accrued professional	431	155
Other liabilities	47	58
Total accrued and other liabilities	$1,895	$1,814

	December 31,	December 31,
	2023	2022
Payroll and benefits	$701	$1,829
Accrued legal settlements	200	1,775
Customer deposits	639	510
Taxes	61	119
Accrued professional	155	316
Other liabilities	58	491
Total accrued and other liabilities	$1,814	$5,040